STATEMENTS OF CASH FLOWS - PREDECESSOR MILLROSE BUSINESS [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows used in operating activities
Loss	$ (246,221)	$ (209,792)
Adjustments to reconcile loss to net cash used in operating activities
Stock-based compensation	14,937	10,093
Amortization of discount	(13)
Changes in assets and liabilities
Inventories	(716,073)	(641,864)
Accounts payable and accrued expenses	30,176	(23,557)
Net cash used in operating activities	(917,194)	(865,120)
Cash flows from financing activities
Principal payments on debt	(13,501)	(18,687)
Net transfers to Predecessor	930,695	883,807
Net cash from financing activities	917,194	865,120
Change in cash	0	0
Cash, beginning of year	0	0
Cash, end of year	0	0
Supplemental disclosure of non-cash financing activities
Reduction of debt for inventories financed by sellers	(13,905)
Purchases of inventories financed by sellers	$ 19,000	$ 13,500